UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30,2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joseph E. Sweeney III
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

/s/ Joseph E. Sweeney		San Francisco, CA		November 13, 2000
Joseph E. Sweeney			[City, State]			[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_________0___

Form 13F Information Table Entry Total:		________42___

Form 13F Information Table Value Total:		___165,661___


List of Other Included Managers:  None

<Page

NAME OF ISSUER                     TITLE OF     CUSIP    VALUE     SHARES         SH/   PUT/  OTHER              AUTH
                                     CLASS                         X1000          PRN   CALL   MGR               SOLE
ADC TELECOMMUNICATIONS              Common    000886101  1076     40,000          SH    N/A                     40,000
AVANTGO INC                         Common    05349M100    20      1,000          SH    N/A                      1,000
BJ SERVICES                         Common    055482103  6907    113,000          SH    N/A                    113,000
BAKER HUGHES INC                    Common    057224107  7425    200,000          SH    N/A                    200,000
BEAR STEARNS COMPANIES              Common    073902108  2520     40,000          SH    N/A                     40,000
BIOSPHERE MEDICAL IHNC              Common    09066V103   312     21,500          SH    N/A                     21,500
CE FRANKLIN LTD                     Common    125151100  5470    781,400          SH    N/A                    781,400
CMS ENERGY CORPORATION              Common    125896100  2424     90,000          SH    N/A                     90,000
CENALTA ENERGY SERVICES INC         Common    151293107   795    155,400          SH    N/A                    155,400
CHILES OFFSHORE INC                 Common    16888M104  3657    169,100          SH    N/A                    169,100
COMPAQ COMPUTER CORP                Common    204493100  6619    240,000          SH    N/A                    240,000
COVAD COMMUNICATIONS GROUP          Common    222814204  1605    120,000          SH    N/A                    120,000
DEL MONTE FOODS COMPANY             Common    24522P103   495     80,000          SH    N/A                     80,000
DURAMED PHARMACEUTICALS INC         Common    266354109   590    101,000          SH    N/A                    101,000
ENSCO INTERNATIONAL                 Common    26874Q100  4590    120,000          SH    N/A                    120,000
ELASTIC NETWORKS                    Common    284159100   558     40,000          SH    N/A                     40,000
EXE TECHNOLOGIES INC                Common    301504106  3746    249,700          SH    N/A                    249,700
GRANT PRIDECO INC                   Common    38821G101 12175    555,000          SH    N/A                    555,000
GREY WOLF INC                       Common    397888108  5750  1,000,000          SH    N/A                  1,000,000
INDEPENDENT ENERGY HOLDINGS         Common    45384X108  2118    280,000          SH    N/A                    280,000
INTEGRATED PRODUCTION SERVICES      Common    45817H100   415    260,000          SH    N/A                    260,000
LEXMARK INTERNATIONSL INC           Common    529771107  3750    100,000          SH    N/A                    100,000
MARINE DRILLING COMPANIES INC       Common    568240204  1428     50,000          SH    N/A                     50,000
MAVERICK TUBE CORP.                 Common    577914104  9719    360,800          SH    N/A                    360,800
NATIONAL-OILWELL, INC.              Common    637071101  7188    230,000          SH    N/A                    230,000
OSCA INC                            Common    687836106  5134    308,800          SH    N/A                    308,800
PNC FINANCIAL SERVICES              Common    693475105  1300     20,000          SH    N/A                     20,000
PACIFIC SUNWEAR OF CA               Common    694873100  1856     99,000          SH    N/A                     99,000
PENTON MEDIA INC                    Common    709668107   985     35,800          SH    N/A                     35,800
PHELPS DODGE CORP.                  Common    717265102  8350    200,000          SH    N/A                    200,000
PRECISION DRILLING CORP.            Common    74022D100 14250    400,000          SH    Call                   400,000
R&B FALCON CORPORATION              Common    74912E101  4042    145,000          SH    N/A                    145,000
SOVEREIGN BANCORP INC               Common    845905108   740     80,000          SH    N/A                     80,000
TARGET CORP                         Common    87612E106  1538     60,000          SH    N/A                     60,000
TESCO CORP                          Common    88157K101  3230    313,200          SH    N/A                    313,200
UNITED PARCEL SERVICE, INC          Common    911312106  1128     20,000          SH    N/A                     20,000
VYYO INC                            Common    918458100    24        800          SH    N/A                        800
VARCO INTERNATIONAL INC             Common    922122106  6660    320,000          SH    N/A                    320,000
VASTERA INC                         Common    92239N109     6        250          SH    N/A                        250
WEATHERFORD INTERNATIONAL INC       Common    947074100 19350    450,000          SH    N/A                    450,000
SANTA FE INTERNATIONAL CORP         Common    G7805C108  5408    120,000          SH    N/A                    120,000
RADCOM LTD.                         Common    M81865103   313     50,000          SH    N/A                     50,000


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